Share Capital - Additional Information - Other (Detail)	12 Months Ended	0 Months Ended
	Mar. 31, 2015	Apr. 17, 2014
Shareholders Equity [Line Items]
Number of votes per share	One vote
Class B Shares [Member]
Shareholders Equity [Line Items]
The conversion of class B shares into class A shares		79,464,195